Other disclosures - Schedule of memorandum items by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 408,297	€ 379,603	€ 349,228
Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	279,589	274,075	262,737
Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	15,435	12,856	10,758
Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	113,273	92,672	75,733
Within 3 months | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	214,099	194,701	179,505
Within 3 months | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	125,083	120,962	123,529
Within 3 months | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	7,870	7,023	3,617
Within 3 months | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	81,146	66,716	52,359
3 to 12 months | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	53,840	52,276	43,846
3 to 12 months | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	31,658	32,538	27,587
3 to 12 months | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	4,734	3,586	4,251
3 to 12 months | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	17,448	16,152	12,008
1 to 3 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	66,697	59,421	61,045
1 to 3 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	55,344	50,875	51,999
1 to 3 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	1,654	1,427	1,749
1 to 3 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	9,699	7,119	7,297
3 to 5 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	51,276	55,991	52,007
3 to 5 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	47,204	54,033	49,781
3 to 5 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	686	441	687
3 to 5 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	3,386	1,517	1,539
More than 5 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	22,385	17,214	12,825
More than 5 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	20,300	15,667	9,841
More than 5 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	491	379	454
More than 5 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 1,594	€ 1,168	€ 2,530